Stockholder's Equity (Deficit) - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options to Purchase Common Stock Exercised	(16,850)	(7,150)	(20,350)	(22,675)	(27,350)	(5,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price per Share Exercised					$ 6.16	$ 6.03
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value per Share Forfeited/ cancelled					$ 18.82	$ 13.64
Weighted Average Remaining Contract Life, Exercised			7 years	7 years	7 years	7 years
Montrose Amended & Restated 2017 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price per Share Beginning Balance			$ 24	$ 20	$ 20	$ 14
Weighted-Average Exercise Price per Share Granted			32	27	27	21
Weighted-Average Exercise Price per Share Forfeited/cancelled			22	19	20	18
Weighted-Average Exercise Price per Share Expired						14
Weighted-Average Exercise Price per Share Exercised			14
Weighted-Average Exercise Price per Share Ending Balance	$ 21	$ 24	21	24	24	20	$ 14
Weighted-Average Exercise Price per Share, Exercised	14		14
Weighted-Average Exercise Price per Share Options vested and expected to vest	21		21		24
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value per Share Beginning Balance			12	10	10	7
Weighted Average Grant Date Fair Value per Share Granted			12	14	14	11
Weighted Average Grant Date Fair Value per Share Forfeited/ cancelled			0	0
Weighted Average Grant Date Fair Value per Share Ending Balance	$ 12	$ 12	$ 12	$ 12	$ 12	$ 10	$ 7
Weighted Average Remaining Contract Life (in Years) Outstanding			7 years 7 months 2 days	8 years 25 days	7 years 9 months 25 days
Weighted Average Remaining Contract Life, Exercised			7 years 3 months 29 days
Weighted Average Remaining Contract Life (in Years) Options vested and expected to vest			9 years 14 days		8 years 9 months 14 days
Aggregate Intrinsic Value of In-The-Money Options Outstanding			$ 4,696	$ 1,151	$ 1,151	$ 40
Aggregate Intrinsic Value of In-The-Money Options Exercised			7,918
Aggregate Intrinsic Value of In-The-Money Options Outstanding	$ 7,649	$ 4,693	7,649	$ 4,693	4,696	$ 1,151	$ 40
Aggregate Intrinsic Value of In-The-Money Options Exercised	7,649		7,649
Aggregate Intrinsic Value of In-The-Money Options vested and expected to vest	$ 7,649		$ 7,649		$ 4,696
Montrose Amended & Restated 2017 Stock Incentive Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options to Purchase Common Stock Outstanding Beginning Balance			617,852	257,762	257,762	49,875
Options to Purchase Common Stock Granted			851,877	356,470	380,820	220,900
Options to Purchase Common Stock Forfeited/cancelled			(14,375)	(17,700)	(20,730)	(6,000)
Options to Purchase Common Stock Expired						(7,013)
Options to Purchase Common Stock Exercised			(925)
Options to Purchase Common Stock Outstanding Ending Balance	1,454,429	596,532	1,454,429	596,532	617,852	257,762	49,875
Options to Purchase Common Stock, Exercised	925		925
Options to Purchase Common Stock Options vested and expected to vest	1,454,429		1,454,429		617,852
Montrose Amended and Restated 2013 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options to Purchase Common Stock, Exercised	221,950		221,950		201,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price per Share Beginning Balance			$ 6	$ 6	$ 6	$ 6
Weighted-Average Exercise Price per Share Forfeited/cancelled			10	8	8	7
Weighted-Average Exercise Price per Share Expired			6	8	8	6
Weighted-Average Exercise Price per Share Exercised			8	6	6	6
Weighted-Average Exercise Price per Share Ending Balance	$ 6	$ 6	6	6	6	6	$ 6
Weighted-Average Exercise Price per Share, Exercised	6		6		6
Weighted-Average Exercise Price per Share Options vested and expected to vest	6		6		6
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value per Share Beginning Balance			1	1	1	1
Weighted Average Grant Date Fair Value per Share Forfeited/ cancelled			0	0
Weighted Average Grant Date Fair Value per Share Ending Balance	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Weighted Average Remaining Contract Life (in Years) Outstanding			5 years 7 months 17 days	6 years 7 months 24 days	6 years 4 months 24 days	7 years 3 months 19 days	7 years 9 months 29 days
Weighted Average Remaining Contract Life, Exercised			5 years 1 month 20 days		5 years 10 months 25 days
Weighted Average Remaining Contract Life (in Years) Options vested and expected to vest			5 years 2 months 1 day		5 years 10 months 10 days
Aggregate Intrinsic Value of In-The-Money Options Outstanding			$ 46,617	$ 33,290	$ 33,290	$ 16,534
Aggregate Intrinsic Value of In-The-Money Options Exercised			354	466		60
Aggregate Intrinsic Value of In-The-Money Options Outstanding	$ 33,772	$ 47,381	33,772	$ 47,381	46,617	$ 33,290	$ 16,534
Aggregate Intrinsic Value of In-The-Money Options Exercised	33,772		33,772		46,617
Aggregate Intrinsic Value of In-The-Money Options vested and expected to vest	$ 33,772		$ 33,772		$ 46,617
Montrose Amended and Restated 2013 Stock Option Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options to Purchase Common Stock Outstanding Beginning Balance			1,855,469	1,900,404	1,900,404	2,066,000
Options to Purchase Common Stock Forfeited/cancelled			(7,500)	(14,500)	(10,635)	(43,225)
Options to Purchase Common Stock Expired			(11,300)	(5,400)	(6,950)	(117,371)
Options to Purchase Common Stock Exercised			(19,175)	(19,010)	(27,350)	(5,000)
Options to Purchase Common Stock Outstanding Ending Balance	1,817,494	1,861,494	1,817,494	1,861,494	1,855,469	1,900,404	2,066,000
Options to Purchase Common Stock, Exercised	221,025		221,025		201,600
Options to Purchase Common Stock Options vested and expected to vest	1,817,494		1,817,494		1,855,494